Basis of preparation and significant accounting policies - Disclosure of revision to Consolidated Statement of Financial Position (Details) - EUR (€) € in Thousands	Sep. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Mar. 31, 2021
Disclosure Of Revision [Line Items]
Share capital	€ 2,194	€ 1,907
Share premium	1,851,724	1,634,469
Other equity	(998)	(10,179)
Other reserves	(976,702)	(965,755)
Accumulated losses	(877,484)	(851,967)
Equity attributable to owners of the parent	(1,266)	(191,525)
Non-controlling interests	5,554	5,732
Total equity	€ 4,288	(185,793)	€ (146,236)	€ (100,590)
As previously reported
Disclosure Of Revision [Line Items]
Share capital		1,907
Share premium		1,634,469
Other equity		(10,179)
Other reserves		(968,793)
Accumulated losses		(848,929)
Equity attributable to owners of the parent		(191,525)
Non-controlling interests		5,732
Total equity		(185,793)	(146,236)	(100,590)
Adjustments
Disclosure Of Revision [Line Items]
Share capital
Share premium
Other equity
Other reserves		3,038
Accumulated losses		(3,038)
Equity attributable to owners of the parent		0
Non-controlling interests		0
Total equity		€ 0	€ 0	€ 0